Note 4 - Accounts Receivable	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
4.	ACCOUNTS RECEIVABLE

The carrying amounts of accounts receivable approximate their fair value and are originally denominated in Singapore dollars before conversion to US dollars at
December 31:

		2017	2016	2015

Product sales	United States dollar	$493,925	$292,849	$-

In determining the recoverability of a trade receivable, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the reporting date. The trade receivables that are neither past due nor impaired relates to customers that the company has assessed to be creditworthy based on the credit evaluation process performed by management which considers both customers' overall credit profile and its payment history with the Company.